The Diversified Investors Funds Group
The Diversified Investors Funds Group II
570 Carillon Parkway
St. Petersburg, Florida 33716
April 29, 2008
VIA EDGAR
Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549

Re:	The Diversified Investors Funds Group (“DIFG”); Registration Statement on Form N-1A
(File Nos. 33-61810 and 811-07674)

The Diversified Investors Funds Group II (“DIFG II,” and together with DIFG, the
“Registrants”); Registration Statement on Form N-1A
(File Nos. 333-00295 and 811-07495)
Ladies and Gentlemen:
In connection with the review by the Staff of the Securities and Exchange Commission (the “Commission”) of Post-Effective Amendment No. 35 to DIFG’s Registration Statement on Form N-1A and Post-Effective Amendment No. 26 to DIFG II’s Registration Statement on Form N-1A, each filed on February 28, 2008, each Registrant acknowledges that, with respect to filings made by the Registrant with the Commission and reviewed by the Staff:
(a)	the Registrant is responsible for the adequacy and accuracy of the disclosure in the filings;

(b)	Staff comments or changes to disclosure in response to Staff comments in the filings reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filings; and

(c)	the Registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely, The Diversified Investors Funds Group The Diversified Investors Funds Group II
By:	/s/ Elizabeth L. Belanger
	Name:	Elizabeth L. Belanger
	Title:	Assistant Secretary